UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21189

PIMCO New York Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna —1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

March 31, 2012

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund III

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

1

Hans W. Kertess

Chairman

Brian S. Shlissel

President
& CEO

Dear Shareholder:

Municipal bond performance rose during the six-month period
ended March 31, 2012. As the U.S. economy improved, investors shifted away from the perceived safety of U.S. Treasury bonds into higher-yielding debt instruments. This resulted in municipals outperforming comparable U.S. Treasury bonds along most of the interest rate curve (“the yield curve”). The issuance and demand for new municipal securities was strong.

Six-Month Period in Review through March 31, 2012

For the six-month period ended March 31, 2012:

•

PIMCO Municipal Income Fund III rose 11.72% on net asset value (“NAV”) and 14.07% on market price.

•

PIMCO California Municipal Income Fund III increased 12.06% on NAV and 13.30% on market price.

•

PIMCO New York Municipal Income Fund III advanced 8.04% on NAV and 10.49% on market price.

In contrast, the Barclays Capital Municipal Bond Index increased a tax-advantaged 3.91% during the reporting period. The broad taxable bond market, represented by the Barclays Capital U.S. Aggregate Bond Index, rose 1.43%.

As the fiscal period began, U.S. gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, was growing at a 1.8% annual rate. This increased to 3.0% between October and December 2011. Although GDP data for January to March 2012 has yet to be released, Federal Reserve Chairman Ben Bernanke has indicated that the U.S.
economy continued to expand during the period. This improvement was reflected by, among other things, growing consumer confidence, a surge in auto sales and a steady drop in the unemployment rate, which fell to 8.2% from 9.0% during the six-month reporting period.

Underlying concerns regarding the fiscal
health of municipal issuers abated somewhat as state tax revenues increased. In the aggregate, however, state coffers remain 7% below pre-recession levels, according to the Center on Budget and Policy Priorities (the “Center”). In
addition, for fiscal 2013 (beginning July 1, 2012), states are facing, or in some cases have already closed, budget gaps of approximately $49 billion, according to the Center. This suggests further spending reductions and, in certain instances, tax increases at the state and local level. Unlike the federal government, states, with the exception of Vermont, are required to balance their budgets.

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

The Road Ahead

Front and center in the upcoming presidential election year is the debate over federal taxes and spending. Tax reductions signed into law by President Bush and extended by President Obama are due to expire on December 31, 2012. The 2% payroll tax cut is set to expire on that date, as well as a variety of other “revenue enhancements” such as limitations on certain personal and business deductions are being discussed. It is not possible to predict what changes, if any, will be implemented in the wake of the November election. It is not unreasonable to believe that fiscal pressures at the federal, state and local level will be with us for years to come. This is likely to bode well for municipal bond investors due to their tax advantages.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’
investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

   Hans W. Kertess
Chairman

Brian S. Shlissel President & Chief Executive Officer

Receive this report electronically and eliminate paper
mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

3

PIMCO Municipal Income Funds
III Fund Insights

March 31, 2012 (unaudited)

For the six months ended March 31, 2012, PIMCO Municipal Income
Fund III returned 11.72% on net asset value (“NAV”) and 14.07% on market price.

For the six months ended March 31, 2012, PIMCO California Municipal Income Fund III returned 12.06% on NAV and 13.30% on market price.

For the six months ended March 31, 2012, PIMCO New York Municipal Income Fund III returned 8.04% on NAV and 10.49% on market price.

The municipal bond market generated solid results
during the six-month reporting period ended March 31, 2012. The overall municipal market, as measured by the Barclays Capital Municipal Bond Index (the “Index”), posted positive returns during the first five months of the period. This was driven by strengthening municipal fundamentals, including higher tax revenues, as well as relatively modest new issuance. In addition, investor demand was generally strong as investors sought higher incremental yield in the low interest rate environment. The municipal market experienced a slight setback in March, as issuers were incentivized to come to market at historic low yields, adding upward pressure to municipal yields. All told, during the six-month period the Index returned
3.91%.

During the reporting period, a shorter duration than that
of the benchmark detracted from all three Funds’ performance, as municipal yields declined during the six-month period. A steepening yield curve bias was also negative for results, as the municipal curve flattened during the reporting period.

PIMCO Municipal Income Fund III and PIMCO California Municipal
Income Fund III had overweight exposures to the tobacco and healthcare sectors. This was beneficial for results as these sectors outperformed the benchmark. PIMCO New York Municipal Income Fund III was also rewarded for having an overweighting to healthcare, as well as benefiting from an overweight position to the strong performing corporate-backed sector.

The Funds benefited from having a preference for revenue bonds versus general obligation bonds. This contributed to results as revenue bonds outperformed their general obligation bond counterparts during the reporting period.

PIMCO Municipal Income Fund III’s
overweighting to water and sewer detracted from results, as this sector underperformed the benchmark. PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III had overweight positions to the electric utility sector.
This adversely affected performance as this sector underperformed compared with the benchmark.

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds
III Performance & Statistics

March 31, 2012 (unaudited)

Municipal Income III:

Total Return(1):

Market Price

NAV

Six Month

14.07%

11.72%

1 Year

20.81%

30.03%

5 Year

1.44%

0.62%

Commencement of Operations (10/31/02) to 3/31/12

4.65%

3.95%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/12

Market Price/NAV:

Market Price

$11.80

NAV

$10.38

Premium to NAV

13.68%

  Market Price
Yield(2)

7.12%

  Leverage
Ratio(3)

39.69%

Moody’s Rating

(as a % of total investments)

California Municipal Income III:

Total Return(1):

Market Price

NAV

Six Month

13.30%

12.06%

1 Year

24.56%

32.49%

5 Year

–2.61%

–1.10%

Commencement of Operations (10/31/02) to 3/31/12

3.05%

2.97%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/12

Market Price/NAV:

Market Price

$10.40

NAV

$9.79

Premium to NAV

6.23%

  Market Price
Yield(2)

6.92%

  Leverage
Ratio(3)

43.50%

Moody’s Rating

(as a % of total investments)

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

5

PIMCO Municipal Income Funds III Performance & Statistics

March 31, 2012 (unaudited)

New York Municipal Income III:

Total Return(1):

Market Price

NAV

Six Month

10.49%

8.04%

1 Year

19.65%

22.55%

5 Year

–3.70%

–3.49%

Commencement of Operations (10/31/02) to 3/31/12

1.66%

1.64%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/12

Market Price/NAV:

Market Price

$9.61

NAV

$9.20

Premium to NAV

4.46%

  Market Price
Yield(2)

6.56%

  Leverage
Ratio(3)

44.17%

Moody’s Rating

(as a % of total investments)

(1) Past performance is no guarantee
of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for the Funds’ shares, or changes in the
Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and, once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding.
Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share
(comprised of net investment income) by the market price per common share at March 31, 2012.

(3) Represents Floating Rate Notes Issued in tender
option bond transactions and Preferred Shares (collectively “Leverage”) that are outstanding, as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus accrued liabilities (other than liabilities representing Leverage).

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Fund
III Schedule of Investments

March 31, 2012 (unaudited)

Principal Amount (000s)

Value

MUNICIPAL BONDS & NOTES – 97.1%

Alabama – 2.1%

$
9,000

  Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser.
A

$
8,723,880

500

Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)

568,345

1,500

Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27

1,362,825

1,000

State Docks Department Rev., 6.00%, 10/1/40

1,092,350

11,747,400

Arizona – 6.4%

Health Facs. Auth. Rev., Banner Health,

1,250

5.00%, 1/1/35, Ser. A

1,302,413

900

5.50%, 1/1/38, Ser. D

968,112

2,250

Beatitudes Campus Project, 5.20%, 10/1/37

1,723,702

Pima Cnty. Industrial Dev. Auth. Rev.,

13,000

5.00%, 9/1/39 (f)

13,292,760

750

Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A

775,950

5,000

Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (f)

5,443,550

11,600

Salt Verde Financial Corp. Rev., 5.00%, 12/1/37

11,434,236

34,940,723

California – 14.1%

Bay Area Toll Auth. Rev., San Francisco Bay Area,

1,500

5.00%, 10/1/29

1,643,280

500

5.00%, 4/1/34, Ser. F-1

542,755

3,260

5.00%, 10/1/42

3,483,082

Golden State Tobacco Securitization Corp. Rev., Ser. A-1,

2,000

5.00%, 6/1/33

1,518,440

4,600

5.125%, 6/1/47

3,177,358

7,120

5.75%, 6/1/47

5,456,341

Health Facs. Financing Auth. Rev.,

2,500

Catholic Healthcare West, 6.00%, 7/1/39, Ser. A

2,848,575

Sutter Health,

600

5.00%, 11/15/42, Ser. A (IBC-NPFGC)

618,138

1,500

6.00%, 8/15/42, Ser. B

1,736,805

3,350

Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)

3,097,477

130

Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)

138,882

2,000

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

2,488,160

1,660

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B

1,860,843

1,250

Palomar Pomerado Health, CP, 6.75%, 11/1/39

1,348,875

1,600

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

1,716,992

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

7

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

California (continued)

State, GO,

$
5,000

5.00%, 6/1/37

$
5,225,950

5,300

5.00%, 12/1/37

5,532,988

1,350

5.25%, 3/1/38

1,428,502

1,300

5.25%, 11/1/40

1,402,258

3,200

5.50%, 3/1/40

3,504,384

2,500

5.75%, 4/1/31

2,836,225

5,000

6.00%, 4/1/38

5,696,150

Statewide Communities Dev. Auth. Rev.,

1,000

American Baptist Homes West, 6.25%, 10/1/39

1,039,940

2,205

California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(c)

2,281,249

Methodist Hospital Project (FHA),

2,900

6.625%, 8/1/29

3,593,013

10,300

6.75%, 2/1/38

12,445,799

1,200

Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1

907,440

77,569,901

Colorado – 1.2%

500

Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34

379,345

Health Facs. Auth. Rev.,

500

Evangelical Lutheran, 6.125%, 6/1/38, Ser. A

514,425

4,300

Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40

4,513,495

500

Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38

626,940

500

Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34

542,335

6,576,540

Connecticut – 0.3%

1,250

Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A

1,393,712

District of Columbia – 2.1%

10,000

Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (f)

11,251,200

Florida – 4.1%

3,480

Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34

3,542,919

500

Broward Cnty. Airport System Rev., 5.375%, 10/1/29, Ser. O

555,050

4,500

Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (f)

4,942,800

3,000

Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)

3,195,960

350

Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A

366,982

2,500

Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B

2,564,500

3,895

Sarasota Cnty. Health Facs. Auth. Rev., Sarasota-Manatee Jewish Housing Council, Inc. Project, 5.75%, 7/1/45

2,786,171

4,200

State Board of Education, GO, 5.00%, 6/1/38, Ser. D (f)

4,577,580

22,531,962

8

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

Georgia – 0.3%

$
1,750

Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A

$
1,334,270

400

Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37

351,792

1,686,062

Hawaii – 0.3%

1,500

Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A

1,575,870

Illinois – 5.7%

5,000

Chicago, GO, 5.00%, 1/1/34, Ser. C (f)

5,304,750

Finance Auth. Rev.,

Leafs Hockey Club Project, Ser. A (g),

1,000

5.875%, 3/1/27

330,390

625

6.00%, 3/1/37

206,225

400

OSF Healthcare System, 7.125%, 11/15/37, Ser. A

473,444

12,795

Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)

12,902,350

1,000

Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A

1,097,670

Univ. of Chicago,

165

5.25%, 7/1/41, Ser. 05-A

165,464

5,000

5.50%, 7/1/37, Ser. B (f)

5,618,650

5,000

State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B

5,410,350

31,509,293

Indiana – 1.1%

500

Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)

500,175

Portage, Tax Allocation, Ameriplex Project,

1,000

5.00%, 7/15/23

1,009,120

775

5.00%, 1/15/27

770,141

2,800

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22

3,506,916

5,786,352

Iowa – 0.1%

Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,

120

5.50%, 11/15/27

95,226

575

5.50%, 11/15/37

418,381

513,607

Kentucky – 0.8%

Economic Dev. Finance Auth. Rev.,

1,000

Catholic Healthcare Partners, 5.25%, 10/1/30

1,008,840

2,000

Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A

2,257,920

1,250

Ohio Cnty. Pollution Control Rev.,

Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A

1,331,175

4,597,935

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

9

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

Louisiana – 1.5%

Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,

$
400

Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2

$
446,428

Woman’s Hospital Foundation, Ser. A,

1,500

5.875%, 10/1/40

1,626,600

1,000

6.00%, 10/1/44

1,089,430

Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,

1,700

5.50%, 5/15/47, Ser. B

1,729,410

2,000

6.50%, 5/15/37

2,228,160

1,345

Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B

1,352,949

8,472,977

Maryland – 0.8%

1,000

Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B

1,057,210

Health & Higher Educational Facs. Auth. Rev.,

1,500

Calvert Health System, 5.50%, 7/1/36

1,557,150

700

Charlestown Community, 6.25%, 1/1/41

767,522

1,000

Lifebridge Health, 6.00%, 7/1/41

1,124,390

4,506,272

Massachusetts – 1.4%

Dev. Finance Agcy. Rev.,

300

Adventcare Project, 7.625%, 10/15/37

320,007

Linden Ponds, Inc. Fac.,

141

zero coupon, 11/15/56, Ser. B

1,571

28

5.50%, 11/15/46, Ser. A-2

18,822

529

6.25%, 11/15/39, Ser. A-1

405,128

4,910

Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H

4,930,328

1,600

State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A

1,779,888

7,455,744

Michigan – 11.7%

1,500

Detroit, GO, 5.25%, 11/1/35

1,566,225

9,320

Detroit Sewage Disposal System Rev., 5.00%, 7/1/32, Ser. A (AGM)

9,396,331

Detroit Water Supply System Rev.,

16,000

5.00%, 7/1/34, Ser. A (NPFGC)

16,132,960

7,555

5.00%, 7/1/34, Ser. B (NPFGC)

7,559,835

5,000

5.25%, 7/1/41, Ser. A

5,154,650

500

Global Preparatory Academy Rev., 5.25%, 11/1/36

371,855

1,300

Michigan State Univ. Rev., 6.173%, 2/15/50, Ser. A

1,526,707

1,500

Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39

1,909,725

State Hospital Finance Auth. Rev.,

575

Oakwood Group, 6.00%, 4/1/22, Ser. A

602,065

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

Michigan (continued)

Trinity Health,

$
18,310

5.375%, 12/1/30

$
18,617,059

1,690

5.375%, 12/1/30 (Pre-refunded @ $100, 12/1/12) (b)

1,747,849

64,585,261

Minnesota – 0.0%

125

Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A

122,369

Mississippi – 0.2%

1,250

Business Finance Corp. Rev., System Energy Res., Inc. Project, 5.90%, 5/1/22

1,251,425

Missouri – 0.1%

250

Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23

234,540

500

Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39

525,670

760,210

New Hampshire – 0.4%

2,000

Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A

2,104,700

New Jersey – 6.7%

1,000

Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A

977,290

300

Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14

300,828

4,500

Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28

5,172,480

1,000

Health Care Facs. Financing Auth. Rev., St. Peters Univ. Hospital, 5.75%, 7/1/37

1,031,050

Tobacco Settlement Financing Corp. Rev., Ser. 1-A,

1,600

4.75%, 6/1/34

1,209,248

25,745

5.00%, 6/1/41

19,504,669

8,000

Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B

8,597,360

36,792,925

New Mexico – 0.2%

1,000

Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D

1,074,160

New York – 11.6%

9,800

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40

10,819,788

5,000

Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A

5,591,900

Liberty Dev. Corp. Rev.,

10,000

1 World Trade Center Project, 5.00%, 12/15/41

10,821,800

8,555

4 World Trade Center Project, 5.00%, 11/15/44

9,042,806

1,700

Goldman Sachs Headquarters, 5.50%, 10/1/37

1,908,998

3,000

Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D

3,239,850

1,150

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

929,292

10,450

New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)

12,059,613

New York City Municipal Water Finance Auth. Water & Sewer Rev. (f),

4,900

5.00%, 6/15/37, Ser. D

5,313,315

4,000

Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD

4,226,720

63,954,082

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

11

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

North Carolina – 1.4%

$
1,500

Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)

$
1,517,955

6,000

New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28

6,377,400

7,895,355

Ohio – 4.3%

500

Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A

521,045

Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,

2,400

5.875%, 6/1/30

1,851,216

10,600

5.875%, 6/1/47

7,951,908

7,290

6.00%, 6/1/42

5,611,040

5,000

6.50%, 6/1/47

4,106,450

500

Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A

542,665

2,500

Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30

2,523,250

500

Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A

535,590

23,643,164

Pennsylvania – 2.6%

1,000

Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39

1,096,030

Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,

750

5.625%, 7/1/28

765,937

670

6.00%, 7/1/35

688,499

1,000

Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A

1,101,140

1,250

Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B

1,026,975

100

Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39

108,432

5,885

Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A

5,894,534

500

Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A

531,115

3,000

Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D

3,147,900

14,360,562

Puerto Rico – 1.0%

Sales Tax Financing Corp. Rev.,

2,400

5.00%, 8/1/40, Ser. A (AGM) (f)

2,483,064

3,000

5.375%, 8/1/38, Ser. C

3,225,660

5,708,724

South Carolina – 1.3%

1,000

Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39

1,057,730

5,305

Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B

5,425,901

800

State Ports Auth. Rev., 5.25%, 7/1/40

864,904

7,348,535

12

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

Tennessee – 0.5%

$
1,250

Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39

$
1,368,275

1,000

Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A

1,110,980

2,479,255

Texas – 8.0%

1,300

Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)

1,404,429

North Harris Cnty. Regional Water Auth. Rev.,

5,500

5.25%, 12/15/33

5,950,450

5,500

5.50%, 12/15/38

5,986,915

North Texas Tollway Auth. Rev.,

3,000

5.00%, 1/1/38

3,169,410

600

5.50%, 9/1/41, Ser. A

681,558

10,800

5.625%, 1/1/33, Ser. A

11,697,372

700

5.75%, 1/1/33, Ser. F

755,167

2,000

Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C

222,300

3,000

Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29

3,567,000

Texas Municipal Gas Acquisition & Supply Corp. I Rev.,

150

5.25%, 12/15/26, Ser. A

162,327

8,100

6.25%, 12/15/26, Ser. D

9,659,898

500

Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34

547,890

43,804,716

Virginia – 0.3%

1,000

Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A

1,115,610

1,000

James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A

753,030

1,868,640

Washington – 3.9%

Health Care Facs. Auth. Rev.,

500

Kadlec Regional Medical Center, 5.50%, 12/1/39

513,120

1,000

Seattle Cancer Care Alliance, 7.375%, 3/1/38

1,189,290

19,000

Tobacco Settlement Auth. Rev., 6.50%, 6/1/26

19,786,030

21,488,440

West Virginia – 0.2%

1,000

Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41

1,128,250

Wisconsin – 0.4%

Health & Educational Facs. Auth. Rev.,

1,000

Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A

1,070,240

1,000

Prohealth Care, Inc., 6.625%, 2/15/39

1,156,140

2,226,380

Total Municipal Bonds & Notes (cost-$499,901,662)

534,712,703

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

13

PIMCO Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

VARIABLE RATE NOTES (a)(c)(d)(e) – 2.9%

California – 0.4%

$
1,675

Los Angeles Community College Dist., GO, 11.36%, 8/1/33, Ser. 3096

$
2,192,173

Florida – 1.0%

5,000

Greater Orlando Aviation Auth. Rev., 7.84%, 10/1/39, Ser. 3174

5,551,250

Texas – 1.5%

6,500

JPMorgan Chase Putters/Drivers Trust, GO, 7.937%, 2/1/17, Ser. 3480

8,014,825

Total Variable Rate Notes (cost-$13,076,333)

15,758,248

Total Investments (cost-$512,977,995) – 100.0%

$
550,470,951

14

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited)

Principal Amount (000s)

Value

CALIFORNIA MUNICIPAL BONDS & NOTES – 96.1%

$
1,250

Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1

$
1,356,888

1,000

Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)

944,790

1,150

Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)

1,123,251

2,000

Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B

2,298,360

550

City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A

578,210

1,415

Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A

1,348,226

3,775

Cucamonga School Dist., CP, 5.20%, 6/1/27

3,857,106

Educational Facs. Auth. Rev. (f),

9,800

Claremont McKenna College, 5.00%, 1/1/39

10,409,168

10,000

Univ. of Southern California, 5.00%, 10/1/39, Ser. A

10,986,100

1,695

El Dorado Irrigation Dist. & El Dorado Cnty. Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)

1,754,410

Golden State Tobacco Securitization Corp. Rev.,

2,750

5.00%, 6/1/33, Ser. A-1

2,087,855

11,000

5.00%, 6/1/45 (AMBAC-TCRS)

11,085,470

4,000

5.00%, 6/1/45, Ser. A (FGIC-TCRS)

4,031,080

13,865

5.75%, 6/1/47, Ser. A-1

10,625,304

Health Facs. Financing Auth. Rev.,

Adventist Health System, Ser. A,

500

5.00%, 3/1/33

504,355

4,000

5.75%, 9/1/39

4,377,720

Catholic Healthcare West, Ser. A,

1,935

6.00%, 7/1/34

2,150,269

4,000

6.00%, 7/1/39

4,557,720

450

Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)

460,233

500

Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A

578,150

6,000

Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)

6,034,020

1,300

Scripps Health, 5.00%, 11/15/36, Ser. A

1,396,018

2,900

Stanford Hospital, 5.25%, 11/15/40, Ser. A-2

3,191,711

Sutter Health,

1,000

5.00%, 8/15/35, Ser. D

1,058,980

5,000

5.00%, 8/15/38, Ser. A

5,226,800

500

5.00%, 11/15/42, Ser. A (IBC-NPFGC)

515,115

1,200

6.00%, 8/15/42, Ser. B

1,389,444

500

Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39

551,070

150

Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35

148,102

5,600

Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A

6,236,048

5,000

Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A

5,707,250

Los Angeles Department of Water & Power Rev. (f),

6,000

4.75%, 7/1/30, Ser. A-2 (AGM)

6,321,780

10,000

5.00%, 7/1/39, Ser. A

10,707,200

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

15

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

Los Angeles Unified School Dist., GO,

$
9,580

4.75%, 1/1/28, Ser. A (NPFGC)

$
9,803,693

10,000

5.00%, 1/1/34, Ser. I (f)

10,871,700

550

Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A

579,650

1,000

Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36

1,097,800

5,000

Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (f)

5,390,850

2,980

Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC)

2,997,224

3,000

Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)

3,197,100

1,700

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

2,114,936

1,000

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B

1,120,990

5,000

Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC) (Pre-refunded @ $100, 1/15/13) (b)

5,186,700

3,900

Orange Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)

4,034,901

1,250

Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C

1,283,062

1,250

Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(c)

1,257,188

1,950

Poway Unified School Dist., Special Tax, 5.125%, 9/1/28

1,967,180

5,000

Riverside, CP, 5.00%, 9/1/33 (AMBAC)

4,967,300

500

Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)

501,190

3,250

Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)

3,392,123

6,250

San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)

6,611,563

12,075

San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM) (Pre-refunded @ $100, 5/1/13) (b)

12,695,776

4,000

San Diego Public Facs. Financing Auth. Sewer Rev., 5.25%, 5/15/39, Ser. A

4,410,800

2,200

San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A

2,406,470

1,500

San Diego State Univ. Foundation Rev., 5.00%, 3/1/27, Ser. A (NPFGC)

1,500,825

1,500

San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36

1,652,115

12,200

San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)

12,367,872

1,000

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

1,073,120

500

Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)

538,335

1,200

Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A

1,411,956

4,425

South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A

4,294,241

7,300

State, GO, 6.00%, 4/1/38

8,316,379

State Public Works Board Rev.,

2,000

California State Univ., 6.00%, 11/1/34, Ser. J

2,209,600

2,050

Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A

2,106,396

500

Statewide Communities Dev. Auth. Rev., American Baptist Homes West, 6.25%, 10/1/39

519,970

16

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

California Baptist Univ.,

$
1,300

5.50%, 11/1/38, Ser. A

$
1,257,659

500

6.50%, 11/1/21

565,435

Catholic Healthcare West,

1,015

5.50%, 7/1/31, Ser. D

1,104,797

1,015

5.50%, 7/1/31, Ser. E

1,104,797

4,500

Kaiser Permanente, 5.00%, 3/1/41, Ser. B

4,633,245

1,000

Lancer Student Housing Project, 7.50%, 6/1/42

1,091,000

7,300

Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)

7,398,404

15,000

Memorial Health Services, 5.50%, 10/1/33, Ser. A

15,611,100

Methodist Hospital Project (FHA),

2,000

6.625%, 8/1/29

2,477,940

7,200

6.75%, 2/1/38

8,699,976

3,100

St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)

3,370,072

Sutter Health,

10,000

5.50%, 8/15/34, Ser. B (f)

10,178,500

1,800

6.00%, 8/15/42, Ser. A

2,084,166

11,000

Trinity Health, 5.00%, 12/1/41

11,809,710

2,000

Univ. of California Irvine E. Campus, 5.375%, 5/15/38

2,083,980

3,505

Statewide Communities Dev. Auth., The Internext Group, CP, 5.375%, 4/1/30

3,505,280

Tobacco Securitization Agcy. Rev.,

Alameda Cnty.,

8,100

5.875%, 6/1/35

7,188,507

7,000

6.00%, 6/1/42

6,085,660

2,000

Kern Cnty., 6.125%, 6/1/43, Ser. A

1,879,880

5,000

Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1

3,781,000

2,950

Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A

2,958,702

1,000

West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC)

1,012,980

2,000

Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B

2,159,260

1,000

Westlake Village, CP, 5.00%, 6/1/39

1,040,630

2,500

William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33, Ser. 2002-1

2,520,275

2,750

Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XLCA)

2,838,275

Total California Municipal Bonds & Notes (cost-$324,620,650)

353,918,438

OTHER MUNICIPAL BONDS & NOTES – 3.6%

Indiana – 1.3%

5,000

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(c)

4,853,050

New Jersey – 0.2%

1,000

Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A

755,780

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

17

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

New York – 1.0%

$
3,300

New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (f)

$
3,578,355

Puerto Rico – 1.1%

Sales Tax Financing Corp. Rev.,

1,535

5.00%, 8/1/46, Ser. C

1,609,524

2,200

5.25%, 8/1/43, Ser. A-1

2,352,064

3,961,588

Total Other Municipal Bonds & Notes (cost-$10,446,819)

13,148,773

CALIFORNIA VARIABLE RATE NOTES (a)(c)(d)(e) – 0.3%

1,000

Los Angeles Community College Dist., GO, 11.36%, 8/1/33, Ser. 3096 (cost-$996,659)

1,308,760

Total Investments (cost-$336,064,128) – 100.0%

$
368,375,971

18

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO New York Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited)

Principal Amount (000s)

Value

NEW YORK MUNICIPAL BONDS & NOTES – 84.8%

$
1,000

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.375%, 7/15/43

$
1,101,850

1,500

Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42

1,608,090

730

Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A

537,273

800

East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)

849,696

4,000

Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A

4,473,520

Liberty Dev. Corp. Rev.,

1,050

Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49

1,160,533

Goldman Sachs Headquarters,

1,810

5.25%, 10/1/35

1,969,660

2,400

5.50%, 10/1/37

2,695,056

1,500

Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A

1,691,850

Metropolitan Transportation Auth. Rev.,

5,220

5.00%, 11/15/32, Ser. A (FGIC-NPFGC)

5,316,152

500

5.00%, 11/15/34, Ser. B

545,195

3,000

Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (f)

3,378,210

200

Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128

203,438

500

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

404,040

New York City, GO,

250

5.00%, 3/1/33, Ser. I

257,355

2,445

5.00%, 3/1/33, Ser. I (Pre-refunded @ $100, 3/1/13) (b)

2,550,062

New York City Industrial Dev. Agcy. Rev., (AGC),

600

Queens Baseball Stadium, 6.50%, 1/1/46

647,352

2,200

Yankee Stadium, 7.00%, 3/1/49

2,538,866

New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions,

5,000

4.75%, 6/15/35, Ser. DD (f)

5,258,000

1,500

5.00%, 6/15/39, Ser. GG-1

1,610,385

3,450

New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)

3,577,754

4,000

New York Liberty Dev. Corp. Rev., 4 World Trade Center Project, 5.75%, 11/15/51

4,482,720

1,000

Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)

1,008,570

400

Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36

441,888

600

Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36

673,050

State Dormitory Auth. Rev.,

1,000

5.00%, 3/15/38, Ser. A

1,082,800

2,250

Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)

2,257,358

3,000

Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)

3,017,880

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

19

PIMCO New York Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

$
250

NYU Hospitals Center, 6.00%, 7/1/40, Ser. A

$
279,027

3,740

St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)

3,779,083

1,200

Teachers College, 5.50%, 3/1/39

1,295,640

500

The New School, 5.50%, 7/1/40

544,125

620

Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A

627,508

2,500

Winthrop-Nassau Univ., 5.75%, 7/1/28

2,544,400

750

State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B

796,357

State Urban Dev. Corp. Rev.,

2,400

5.00%, 3/15/35, Ser. B

2,602,176

2,200

5.00%, 3/15/36, Ser. B-1 (f)

2,396,240

2,000

Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (f)

2,251,460

1,400

Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A

1,481,732

2,000

Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)

2,012,200

600

Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2

664,206

100

Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A

100,860

Total New York Municipal Bonds & Notes (cost-$70,931,436)

76,713,617

OTHER MUNICIPAL BONDS & NOTES – 9.5%

District of Columbia – 0.2%

175

Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33

193,424

Ohio – 1.0%

1,250

Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2

937,725

Puerto Rico – 7.0%

580

Children’s Trust Fund Rev., 5.625%, 5/15/43

575,325

Sales Tax Financing Corp. Rev.,

4,000

5.00%, 8/1/40, Ser. A (AGM) (f)

4,138,440

500

5.25%, 8/1/43, Ser. A-1

534,560

1,000

5.375%, 8/1/38, Ser. C

1,075,220

6,323,545

South Carolina – 0.6%

370

Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B

501,961

U.S. Virgin Islands – 0.6%

500

Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A

540,645

Washington – 0.1%

135

Tobacco Settlement Auth. Rev., 6.625%, 6/1/32

140,115

Total Other Municipal Bonds & Notes (cost-$7,918,398)

8,637,415

20

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO New York Municipal Income Fund III Schedule of Investments

March 31, 2012 (unaudited) (continued)

Principal Amount (000s)

Value

NEW YORK VARIABLE RATE NOTES (e) – 5.6%

$
5,000

  State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A-1 (Pre-refunded @ $100, 7/1/12) (b)
(cost-$4,945,889)

$
5,059,000

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Obligations (h) – 0.1%

37

U.S. Treasury Bills, 0.025%, 4/5/12 (cost-$37,000)

37,000

Total Investments (cost-$83,832,723) – 100.0%

$
90,447,032

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

21

PIMCO Municipal Income Funds III Notes to Schedules of Investments

March 31, 2012 (unaudited) (continued)

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,039,497 and $7,418,998, representing 3.3%
and 2.0% of total investments in Municipal III and California Municipal III, respectively.

(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on March 31, 2012.

(e)

Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2012.

(f)

Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(g)

In default.

(h)

Rates reflect the effective yields at purchase date.

Glossary:

AGC

-

insured by Assured Guaranty Corp.

AGM

-

insured by Assured Guaranty Municipal Corp.

AMBAC

-

insured by American Municipal Bond Assurance Corp.

CA St. Mtg.

-

insured by California State Mortgage

CP

-

Certificates of Participation

FGIC

-

insured by Financial Guaranty Insurance Co.

FHA

-

insured by Federal Housing Administration

GNMA

-

insured by Government National Mortgage Association

GO

-

General Obligation Bond

IBC

-

Insurance Bond Certificate

NPFGC

-

insured by National Public Finance Guarantee Corp.

TCRS

-

Temporary Custodian Receipts

XLCA

-

insured by XL Capital Assurance

22

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Assets and Liabilities

March 31, 2012 (unaudited)

Municipal III

  California
Municipal III

  New York
Municipal III

Assets:

  Investments, at value (cost-$512,977,995, $336,064,128 and $83,832,723, respectively)

$550,470,951

$368,375,971

$90,447,032

Cash

82,187

7,566,405

1,469,015

Interest receivable

9,332,482

5,606,677

1,101,348

Deposits with brokers for futures contracts collateral

–

84,000

28,000

Receivable for variation margin on futures contracts

–

33,750

11,250

Prepaid expenses and other assets

64,750

43,395

32,010

Total Assets

559,950,370

381,710,198

93,088,655

Liabilities:

Payable for floating rate notes issued

32,121,219

40,288,688

8,932,500

Dividends payable to common and preferred shareholders

2,270,725

1,318,231

296,417

Investment management fees payable

266,803

172,530

42,558

Interest payable

122,723

69,502

9,278

Accrued expenses and other liabilities

211,404

202,905

75,559

Total Liabilities

34,992,874

42,051,856

9,356,312

  Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)

189,000,000

125,000,000

32,000,000

Net Assets Applicable to Common Shareholders

$335,957,496

$214,658,342

$51,732,343

Composition of Net Assets Applicable to Common Shareholders:

Common Shares:

Par value ($0.00001 per share)

$324

$219

$56

Paid-in-capital in excess of par

456,901,313

309,121,788

79,110,997

Undistributed net investment income

4,293,364

5,503,887

1,863,982

Accumulated net realized loss

(162,731,634)

(132,205,037)

(35,836,944)

Net unrealized appreciation of investments and futures contracts

37,494,129

32,237,485

6,594,252

Net Assets Applicable to Common Shareholders

$335,957,496

$214,658,342

$51,732,343

Common Shares Issued and Outstanding

32,361,718

21,923,669

5,624,446

Net Asset Value Per Common Share

$10.38

$9.79

$9.20

See accompanying Notes to Financial Statements

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

23

PIMCO Municipal Income Funds III Statements of Operations

Six Months ended March 31, 2012 (unaudited)

Municipal III

California Municipal III

New York Municipal III

Investment Income:

Interest

$15,532,637

$10,780,607

$2,870,933

Expenses:

Investment management fees

1,665,443

1,071,699

267,736

Interest expense

183,549

143,122

31,294

Auction agent fees and commissions

155,397

99,834

27,203

Custodian and accounting agent fees

71,771

43,420

25,485

Audit and tax services

36,115

29,318

19,983

Shareholder communications

23,729

16,601

11,348

Trustees’ fees and expenses

23,412

14,726

3,678

Transfer agent fees

16,896

16,885

16,880

New York Stock Exchange listing fees

10,087

8,359

8,263

Insurance expense

5,987

3,894

1,210

Legal fees

4,666

2,748

9,580

Miscellaneous

6,491

6,137

5,768

Total Expenses

2,203,543

1,456,743

428,428

Less: investment management fees waived

(128,111)

(82,438)

(20,595)

custody credits earned on cash balances

(504)

(1,461)

(277)

Net Expenses

2,074,928

1,372,844

407,556

Net Investment Income

13,457,709

9,407,763

2,463,377

Realized and Change In Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments

(2,089,485)

508,262

298,203

Futures contracts

273,273

174,895

54,654

Swaps

(2,252,700)

(3,997,978)

(526,059)

Net change in unrealized appreciation/depreciation of:

Investments

23,000,708

12,822,129

1,035,959

Futures contracts

–

(57,213)

(19,071)

Swaps

3,672,956

4,663,255

637,653

  Net realized and change in unrealized gain on investments, futures contracts and swaps

22,604,752

14,113,350

1,481,339

Net Increase in Net Assets Resulting from Investment Operations

36,062,461

23,521,113

3,944,716

Dividends on Preferred Shares from Net Investment Income

(191,597)

(125,715)

(33,225)

  Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment
Operations

$35,870,864

$23,395,398

$3,911,491

24

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

See accompanying Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

25

PIMCO Municipal Income Funds
III Statements of Changes in Net Assets

Applicable to Common Shareholders

Municipal III

Six Months ended March 31, 2012 (unaudited)

Year ended September 30, 2011

Investment Operations:

Net investment income

$13,457,709

$28,086,793

Net realized loss on investments, futures contracts and swaps

(4,068,912)

(4,849,640)

  Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps

26,673,664

(14,805,435)

Net increase in net assets resulting from investment operations

36,062,461

8,431,718

Dividends on Preferred Shares from Net Investment Income

(191,597)

(651,323)

  Net increase in net assets applicable to common shareholders resulting from investment operations

35,870,864

7,780,395

Dividends to Common Shareholders from Net Investment Income

(13,582,820)

(27,072,603)

Common Share Transactions:

Reinvestment of dividends

648,735

1,473,126

Total increase (decrease) in net assets applicable to common shareholders

22,936,779

(17,819,082)

Net Assets Applicable to Common Shareholders:

Beginning of period

313,020,717

330,839,799

  End of period (including undistributed net investment income of $4,293,364 and $4,610,072;
$5,503,887 and $4,108,834; $1,863,982 and $1,204,306; respectively)

$335,957,496

$313,020,717

Common Shares Issued in Reinvestment of Dividends

61,073

146,402

26

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Changes in Net Assets

Applicable to Common Shareholders
(continued)

California Municipal III

New York Municipal III

Six Months ended March 31, 2012 (unaudited)

Year ended September 30, 2011

Six Months ended March 31, 2012 (unaudited)

Year ended September 30, 2011

$9,407,763

$16,886,814

$2,463,377

$3,847,375

(3,314,821)

(8,192,235)

(173,202)

(1,231,817)

17,428,171

(4,941,083)

1,654,541

(2,130,334)

23,521,113

3,753,496

3,944,716

485,224

(125,715)

(428,181)

(33,225)

(110,402)

23,395,398

3,325,315

3,911,491

374,822

(7,886,995)

(15,719,522)

(1,770,476)

(3,527,553)

401,553

825,372

101,165

243,118

15,909,956

(11,568,835)

2,242,180

(2,909,613)

198,748,386

210,317,221

49,490,163

52,399,776

$214,658,342

$198,748,386

$51,732,343

$49,490,163

42,958

94,251

11,221

28,553

See accompanying Notes to Financial Statements

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

27

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund III (“Municipal III“), PIMCO California Municipal Income Fund III (“California Municipal III“) and PIMCO New York
Municipal Income Fund III (“New York Municipal III“), each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income Funds III“, were organized as Massachusetts business trusts on
August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect, wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”), formerly Allianz Global Investors of America L.P. prior to December 31, 2011. AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded
European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. There can be no assurance that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The
preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each
Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011.
The Funds’ management is evaluating the implications of this change.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures About Offsetting Assets and Liabilities,” which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds are currently evaluating the effect that the guidance may have on their financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service

28

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may
differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the
price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•

Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•

  Level 3 — valuations based on significant unobservable inputs (including each Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level
within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Municipal Bonds & Notes and Variable
Rate Notes — Municipal bonds and notes and variable rate notes, are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

29

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and
Note 5(a) for more detailed information on Investments in Securities and Other Financial Instruments):

Municipal III:

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

  Value at
3/31/12

Investments in Securities – Assets

Municipal Bonds & Notes

—

$
534,712,703

—

$
534,712,703

Variable Rate Notes

—

15,758,248

—

15,758,248

Total Investments

—

$
550,470,951

—

$
550,470,951

California Municipal III:

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

  Value at
3/31/12

Investments in Securities – Assets

California Municipal Bonds & Notes

—

$
353,918,438

—

$
353,918,438

Other Municipal Bonds & Notes

—

13,148,773

—

13,148,773

California Variable Rate Notes

—

1,308,760

—

1,308,760

Total Investments in Securities – Assets

—

$
368,375,971

—

$
368,375,971

Other Financial Instruments* – Liabilities

Interest Rate Contracts

$
(57,213
)

—

—

$
(57,213
)

Total Investments

$
(57,213
)

$
368,375,971

—

$
368,318,758

New York Municipal III:

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

Value at 3/31/12

Investments in Securities – Assets

New York Municipal Bonds & Notes

—

$
76,713,617

—

$
76,713,617

Other Municipal Bonds & Notes

—

8,637,415

—

8,637,415

New York Variable Rate Notes

—

5,059,000

—

5,059,000

Short-Term Investments

—

37,000

—

37,000

Total Investments in Securities – Assets

—

$
90,447,032

—

$
90,447,032

Other Financial Instruments* – Liabilities

Interest Rate Contracts

$
(19,071
)

—

—

$
(19,071
)

Total Investments

$
(19,071
)

$
90,447,032

—

$
90,427,961

*

Other financial instruments are derivatives not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation
(depreciation) of the instrument.

There were no
significant transfers between Levels 1 and 2 during the six months ended March 31, 2012.

30

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Municipal III for the six months ended March 31, 2012, was as follows:

Beginning Balance 9/30/11

Purchases

Sales

Accrued Discounts (Premiums)

Net Realized Gain (Loss)

Net Change in Unrealized Appreciation/ Depreciation

Transfers into Level 3

Transfers out of Level 3**

Ending Balance 3/31/12

Investments in Securities – Assets

Municipal Bonds & Notes:

California

$
2,313,600

—

$
(205,000
)

—

—

$
172,649

—

$
(2,281,249
)

—

**

Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

Net realized gain (loss)
and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date.
Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at March 31, 2012. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e)
Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders.
Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds
(“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Funds invest in RIBs and RITEs (“Inverse Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the
Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

31

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the
Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also
invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the
Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(g) Custody Credits on Cash Balances

The Funds benefit from
an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(h) Interest Expense

Interest expense relates to the
Funds’ participation in floating rate notes held by third parties in conjunction with Inverse Floater transactions.

2. Principal Risks

In the normal course of business, the
Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile

32

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

2. Principal Risks (continued)

than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the
Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with
leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’
portfolio securities. The Funds engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

3. Financial Derivative Instruments

Disclosure about
derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

33

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures
Contracts

The Funds use futures contracts to manage their exposure to the securities markets or movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and the possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps. If any, are recorded as a receivable or payable for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself

34

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or
(vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at
March 31, 2012:

California Municipal III:

Location

Interest Rate Contracts

Asset derivatives:

Receivable for variation margin on futures contracts*

$
33,750

New York Municipal III:

Location

  Interest Rate
Contracts

Asset derivatives:

Receivable for variation margin on futures contracts*

$
11,250

*

Included in the net unrealized depreciation of $57,213 and $19,071 on futures contracts for California Municipal III and New York Municipal III, respectively, as reported in section 5(a) of the Notes to Financial Statements.

The effect of
derivatives on the Statements of Operations for the six months ended March 31, 2012:

Municipal III:

Location

Interest Rate Contracts

Net realized gain (loss) on:

Futures contracts

$
273,273

Swaps

(2,252,700
)

Total net realized loss

$
(1,979,427
)

Net change in unrealized appreciation/depreciation of:

Swaps

$
3,672,956

California Municipal III:

Location

Interest Rate Contracts

Net realized gain (loss) on:

Futures contracts

$
174,895

Swaps

(3,997,978
)

Total net realized loss

$
(3,823,083
)

Net change in unrealized appreciation/depreciation of:

Futures contracts

$
(57,213
)

Swaps

4,663,255

Total net change in unrealized appreciation/depreciation

$
4,606,042

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

35

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

3. Financial Derivative Instruments (continued)

New York Municipal III:

Location

Interest Rate Contracts

Net realized gain (loss) on:

Futures contracts

$
54,654

Swaps

(526,059
)

Total net realized loss

$
(471,405
)

Net change in unrealized appreciation/depreciation of:

Futures contracts

$
(19,071
)

Swaps

637,653

Total net change in unrealized appreciation/depreciation

$
618,582

The average volume (measured at each fiscal
quarter-end) of derivative activity during the six months ended March 31, 2012:

Futures Contracts(1)

Interest Rate Swap Agreements(2)

Short

Municipal III

—

$
5,767

California Municipal III

(10
)

3,933

New York Municipal III

(3
)

600

(1)

Number of contracts

(2)

Notional amount (in thousands)

4. Investment
Manager/Sub-Adviser

Each Fund has an Investment Management Agreement
(each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets inclusive of net assets attributable to any Preferred Shares that were outstanding. The Investment Manager has voluntarily agreed to waive a portion of its fee for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets inclusive of net assets attributable to any Preferred Shares that were outstanding, for the period from July 1, 2011 through June 30, 2012. For the six months ended March 31, 2012, each Fund paid investment management fees at an annualized effective rate of 0.60% of each Fund’s average daily net assets inclusive of net assets attributable to any Preferred Shares that were outstanding.

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

36

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

5. Investments in Securities

For the
six months ended March 31, 2012, purchases and sales of investments, other than short-term securities, were as follows:

Municipal III

California Municipal III

New York Municipal III

Purchases

$
118,087,308

$
19,297,345

$
12,760,813

Sales

120,357,082

19,204,569

11,383,606

(a) Futures contracts outstanding at March 31,
2012:

California Municipal III:

Type

Contracts

Market Value (000s)

Expiration Date

Unrealized Depreciation

Short:

30-Year U.S. Treasury Bond Futures

(30
)

$
(4,133
)

6/20/12

$
(57,213
)

New York
Municipal III:

Type

Contracts

Market Value (000s)

Expiration Date

Unrealized Depreciation

Short:

30-Year U.S. Treasury Bond Futures

(10
)

$
(1,378
)

6/20/12

$
(19,071
)

At March 31, 2012, California Municipal III and
New York Municipal III pledged cash collateral of $84,000, and $28,000, respectively, for futures contracts.

(b) Floating Rate Notes for the six months ended March 31, 2012:

The weighted average daily balance of Floating Rate Notes outstanding during the six months ended March 31, 2012 for Municipal III, California Municipal III and New York Municipal III was $41,799,500,
$40,288,688 and $8,932,500 at a weighted average interest rate, including fees, of 0.86%, 0.70% and 0.69%, respectively.

6. Income Tax Information

Under the recently enacted
Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

At March 31, 2012, the aggregate cost basis and net unrealized appreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost Basis

Unrealized Appreciation

Unrealized Depreciation

Net Unrealized Appreciation

Municipal III

$
479,997,942

$
45,975,365

$
7,726,525

$
38,248,840

California Municipal III

294,940,992

35,806,386

2,766,986

33,039,400

New York Municipal III

74,902,871

6,834,112

243,419

6,590,693

Differences between book and tax cost were
attributable to inverse floater transactions.

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

37

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

7. Auction-Rate Preferred Shares

Municipal
III has 1,512 shares of Preferred Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series B outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has 1,280 shares of Preferred Shares
Series A outstanding, with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended
March 31, 2012, the annualized dividend rates for each Fund ranged from:

High

Low

At March 31, 2012

Municipal III:

Series A

0.364
%

0.107
%

0.259
%

Series B

0.274
%

0.107
%

0.274
%

Series C

0.331
%

0.107
%

0.274
%

Series D

0.364
%

0.107
%

0.274
%

Series E

0.274
%

0.107
%

0.244
%

California Municipal III:

Series A

0.274
%

0.107
%

0.274
%

Series B

0.364
%

0.107
%

0.274
%

New York Municipal III:

Series A

0.364
%

0.107
%

0.259
%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to
one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and the ARPS holders have continued to receive dividends at the defined “maximum rate” equal to the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the
Funds’ common shareholders could be adversely affected.

38

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

PIMCO Municipal Income Funds III Notes to Financial Statements

March 31, 2012 (unaudited)

8. Subsequent Events

On April 2, 2012, the following dividends were declared to
common shareholders’ payable May 1, 2012 to shareholders of record on April 12, 2012:

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

On May 1, 2012, the following dividends were declared
to common shareholders’ payable June 1, 2012 to shareholders of record on May 11, 2012:

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

There were no other subsequent events that require
recognition or disclosure. In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

39

PIMCO Municipal Income Fund
III Financial Highlights

For a common share outstanding throughout each period:

  Six
Months ended March 31, 2012 (unaudited)

Year ended September 30,

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.69

$10.29

$10.16

$10.81

$14.53

$14.90

Investment Operations:

Net investment income

0.42

0.87

0.86

0.96

1.29

1.17

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

0.70

(0.61
)

0.13

(0.67
)

(3.87
)

(0.40
)

Total from investment operations

1.12

0.26

0.99

0.29

(2.58
)

0.77

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.30
)

(0.30
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

1.11

0.24

0.97

0.19

(2.88
)

0.47

Dividends to Common Shareholders from Net Investment Income

(0.42
)

(0.84
)

(0.84
)

(0.84
)

(0.84
)

(0.84
)

Net asset value, end of period

$10.38

$9.69

$10.29

$10.16

$10.81

$14.53

Market price, end of period

$11.80

$10.75

$11.45

$11.29

$11.17

$15.05

Total Investment Return (1)

14.07
%

2.01
%

9.90
%

11.02
%

(21.07
)%

1.38
%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000s)

$335,957

$313,021

$330,840

$324,921

$342,926

$457,914

  Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.28
%*

1.44
%

1.40
%

1.92
%

2.48
%

2.73
%

  Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.17
%*

1.28
%

1.26
%

1.44
%

1.23
%

1.10
%

Ratio of net investment income to average net assets (2)(5)

8.32
%*

9.39
%

8.78
%

11.23
%

9.39
%

7.90
%

Preferred shares asset coverage per share

$69,438

$66,404

$68,760

$67,977

$56,709

$67,378

Portfolio turnover rate

22
%

14
%

7
%

58
%

17
%

10
%

*

Annualized

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(g) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the periods indicated above, the Investment Manager waived a portion of its fee. The effect of such waiver relative to the average net assets of common shareholders was
0.08% (annualized), 0.02%, 0.01%, 0.10%, 0.17% and 0.24%, for the six months ended March 31, 2012 and the years ended September 30, 2011, September 30, 2010, September 30, 2009, September 30, 2008 and
September 30, 2007, respectively.

40

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each period:

  Six Months ended
 March 31, 2012
(unaudited)

Year ended September 30,

2011

2010

2009

2008

2007

Net asset value, beginning of period

$9.08

$9.65

$9.55

$11.13

$14.48

$14.83

Investment Operations:

Net investment income

0.43

0.77

0.76

0.88

1.15

1.07

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

0.65

(0.60
)

0.08

(1.64
)

(3.49
)

(0.26
)

Total from investment operations

1.08

0.17

0.84

(0.76
)

(2.34
)

0.81

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.29
)

(0.29
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

1.07

0.15

0.82

(0.86
)

(2.63
)

0.52

Dividends to Common Shareholders from Net Investment Income

(0.36
)

(0.72
)

(0.72
)

(0.72
)

(0.72
)

(0.87
)

Net asset value, end of period

$9.79

$9.08

$9.65

$9.55

$11.13

$14.48

Market price, end of period

$10.40

$9.53

$10.39

$10.03

$10.54

$14.20

Total Investment Return (1)

13.30
%

(0.47
)%

11.94
%

3.95
%

(21.60
)%

(11.38
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000s)

$214,658

$198,748

$210,317

$207,173

$240,436

$311,958

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.34
%*

1.48
%

1.45
%

1.77
%

2.75
%

2.94
%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.20
%*

1.32
%

1.31
%

1.48
%

1.21
%

1.16
%

Ratio of net investment income to average net assets (2)(5)

9.19
%*

9.01
%

8.39
%

10.82
%

8.53
%

7.26
%

Preferred shares asset coverage per share

$67,931

$64,749

$67,061

$66,432

$57,426

$67,140

Portfolio turnover rate

5
%

11
%

3
%

48
%

8
%

7
%

*

Annualized

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(g) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the periods indicated above, the Investment Manager waived a portion of its fee. The effect of such waiver relative to the average net assets of common shareholders was
0.08% (annualized), 0.02%, 0.01%, 0.10%, 0.17% and 0.24%, for the six months ended March 31, 2012 and the years ended September 30, 2011, September 30, 2010, September 30, 2009, September 30, 2008 and
September 30, 2007, respectively.

See accompanying Notes to Financial Statements

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

41

PIMCO New York Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each period:

  Six
Months ended March 31, 2012 (unaudited)

Year ended September 30,

2011

2010

2009

2008

2007

Net asset value, beginning of period

$8.82

$9.38

$9.10

$11.45

$14.57

$15.09

Investment Operations:

Net investment income

0.45

0.69

0.66

0.78

1.11

1.03

  Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps

0.26

(0.60
)

0.27

(2.40
)

(3.30
)

(0.48
)

Total from investment operations

0.71

0.09

0.93

(1.62
)

(2.19
)

0.55

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.30
)

(0.29
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.70

0.07

0.91

(1.72
)

(2.49
)

0.26

Dividends to Common Shareholders from Net Investment Income

(0.32
)

(0.63
)

(0.63
)

(0.63
)

(0.63
)

(0.78
)

Net asset value, end of period

$9.20

$8.82

$9.38

$9.10

$11.45

$14.57

Market price, end of period

$9.61

$9.00

$9.81

$9.65

$10.00

$13.57

Total Investment Return (1)

10.49
%

(1.27
)%

8.98
%

4.19
%

(22.55
)%

(13.12
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000s)

$51,732

$49,490

$52,400

$50,528

$63,151

$80,417

  Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)

1.62
%*

1.73
%

1.66
%

2.30
%

3.02
%

3.18
%

  Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)

1.49
%*

1.58
%

1.56
%

1.74
%

1.34
%

1.31
%

Ratio of net investment income to average net assets (2)(5)

9.78
%*

8.07
%

7.39
%

9.42
%

8.04
%

6.89
%

Preferred shares asset coverage per share

$65,414

$63,663

$65,936

$64,474

$58,583

$67,749

Portfolio turnover rate

13
%

9
%

12
%

33
%

7
%

12
%

*

Annualized.

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(g) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the periods indicated above, the Investment Manager waived a portion of its fee. The effect of such waiver relative to the average net assets of common shareholders was
0.08% (annualized), 0.02%, 0.01%, 0.10%, 0.17% and 0.24%, for the six months ended March 31, 2012 and the years ended September 30, 2011, September 30, 2010, September 30, 2009, September 30, 2008 and
September 30, 2007, respectively.

42

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III

Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting

Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meeting of shareholders on December 19, 2011. Common/Preferred shareholders voted as indicated below:

Affirmative

Withheld Authority

Municipal III

Election of Deborah A. DeCotis — Class III to serve until 2014

28,525,025

1,010,376

Election of Bradford K. Gallagher — Class II to serve until 2013

28,309,254

953,147

Re-election of John C. Maney† — Class III to serve until 2014

28,598,142

664,259

California Municipal III

Election of Deborah A. DeCotis — Class III to serve until 2014

19,942,735

565,047

Election of Bradford K. Gallagher — Class II to serve until 2013

20,063,159

444,623

Re-election of John C. Maney† — Class III to serve until 2014

20,036,974

470,808

New York Municipal III

Election of Deborah A. DeCotis — Class III to serve until 2014

4,521,374

200,748

Election of Bradford K. Gallagher — Class II to serve until 2013

4,503,758

218,364

Re-election of John C. Maney† — Class III to serve until 2014

4,525,528

196,594

The other members of the Board of Trustees at the time
of the meeting, namely, Messrs. Paul Belica, Hans W. Kertess, James A. Jacobson*, William B. Ogden, IV and Alan Rappaport*, continued to serve as Trustees of the Funds.

*

Preferred Shares Trustee

†

Interested Trustee

Changes to Board of Trustees:

Paul Belica retired from the Funds’ Board of Trustees effective December 31, 2011.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at
www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

3.31.12

PIMCO Municipal Income Funds III Semi-Annual Report

43

PIMCO Municipal Income Funds III

A Note Regarding Matters Relating to the Trustees’ Consideration of the
Investment Management & Portfolio Management Agreements (unaudited)

Reference is made to the section of the Funds’ September 30, 2011 Annual Report (the “September Annual Report”) entitled “Matters Relating to the Trustees’ Consideration of the
Investment Management & Portfolio Management Agreements,” which discussed the material factors and conclusions that formed the basis for the Boards’ approval, at their June 14-15, 2011 in-person meetings (the “June 2011 contract review meeting”), of the continuance of the Funds’ Management Agreements with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreements between the Investment Manager and the Sub-Adviser (the
“Sub-Advisory Agreements”) for a one-year period commencing July 1, 2011.

Subsequent to the date of the June 2011 contract review meeting, it was discovered that there were certain inaccuracies in the information provided to the Boards by Morningstar Associates LLC
(“Morningstar”) with respect to the performance and/or expense figures shown for the Funds and their related rankings among peer group funds. In consultation with the Investment Manager, Morningstar produced a revised version of the information correcting the identified inaccuracies, which was provided to the Trustees for their consideration at a meeting held on December 13-14, 2011.

In considering the revised information, the Trustees noted, among other differences, that the following information from the revised Morningstar materials differed from information summarized in the September Annual Report as having been considered by the Trustees at the June 2011 contract review meeting:

Municipal III:

The Fund actually ranked sixth, rather than
ninth, out of thirteen funds in the expense peer group for total net expense ratio based on common share assets and leveraged assets combined.

With respect to Fund performance (based on net asset value), the Fund outperformed its benchmark and actually ranked tenth, rather than eleventh, out of twelve funds for the one-year period ended February 28, 2011.

California
Municipal III:

The Fund actually ranked fifth, rather than ninth, out of twelve funds in the expense peer group for total net expense ratio based on common share and leveraged assets combined. The Fund actually ranked eighth, rather than sixth out of twelve funds in actual management fees.

With respect to Fund performance (based on net asset value), the Fund actually ranked seventh, rather than ninth, out of twelve funds for the one-year ended period ended February 28, 2011.

New York Municipal III:

The Fund actually ranked eleventh, rather than seventh, out of eleven funds in the expense peer group for total net expense ratio based on common share and leveraged assets combined. The Fund actually ranked fifth, rather than seventh, out of eleven funds in actual management fees.

With respect to Fund performance (based on net asset value), the Fund actually ranked eighth, rather than ninth, out of eleven funds for the one-year ended
February 28, 2011.

After considering the revised Morningstar
information and taking into account the other information and factors considered as part of the June 2011 contract review meeting, the Trustees, including the non-interested Trustees, determined at their December 2011 meeting that the revised
Morningstar information, if it had been considered at the time of the June 2011 contract review meeting, would not have changed their determination to approve the continuance of the Funds’ Advisory Agreements and Sub-Advisory Agreements for a
one-year period commencing July 1, 2011, as specified in the September Annual Report.

44

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.12

Trustees

Fund Officers

  Hans W. Kertess Chairman of the Board of Trustees
 Deborah A. DeCotis   Bradford K. Gallagher   James A. Jacobson
John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

Lafayette Corporate Center, 5th Floor

2 Avenue De Lafayette

Boston, MA 02111

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The
financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment
Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ606SA_033112

AGI-2012-03-27-3457

ITEM 2.
CODE OF ETHICS

Not required in
this filing.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.
SCHEDULE OF INVESTMENTS

(a)
The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)
Not applicable.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.
CONTROLS AND PROCEDURES

(a)
The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)))
that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS

(a) (1) Not
required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund III

By

/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: May 30, 2012

By

/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Brian S. Shlissel

President and Chief Executive Officer

Date: May 30, 2012

By

/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2012